Fees Summary	Oct. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,962,000
Previously Paid Amount	0.00
Total Fee Amount	961.45
Total Offset Amount	0.00
Net Fee	961.45
Narrative - Max Aggregate Offering Price	$ 6,962,000
Final Prospectus	true